Document and Entity Information	Apr. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2024
Entity File Number	001-41220
Entity Registrant Name	CFSB Bancorp, Inc. /MA/
Entity Central Index Key	0001879103
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	87-4396534
Entity Address, Address Line One	15 Beach Street
Entity Address, City or Town	Quincy
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02170
City Area Code	617
Local Phone Number	471-0750
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	CFSB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false